United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 12/31/2004

Check here if Amendment {    }; Amendment Number: _________
 This Amendment (Check only one.):   [    ] is a restatement
                                    [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     February 11, 2005

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.



FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
Form 13F Information Table Entry Total: 192
                                        (Thousands)

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      Form 13F Information Table
















Voting

Title of

 Value
 Shares/
SH/ PT/
Invsmt
Other
Authority
Name of Issuer
Class
CUSIP
 (x$1000)
 prn Amt
PR  CALL
Dscretn
Mngs
 None
A F L A C Inc.
com
001055 10 2
    4,358
 109,396
sh
sole
none
x
Abbott Laboratories
com
002824 10 0
      649
  13,930
sh
sole
none
x
Alberto Culver
com
013068 10 1
    3,014
  62,059
sh
sole
none
x
American International Group
com
026874 10 7
    1,446
  22,025
sh
sole
none
x
American Italian Pasta Company
cl a
027070 10 1
      931
  40,025
sh
sole
none
x
Anheuser Busch Co. Inc.
com
035229 10 3
    4,139
  81,580
sh
sole
none
x
Aqua America
com
03836w 10 3
    1,029
  41,866
sh
sole
none
x
Artesian Resources Corp.  Clas
cl a
043113 20 8
      999
  35,536
sh
sole
none
x
Automatic Data Processing
com
053015 10 3
    5,837
 131,605
sh
sole
none
x
BP plc
sponsored ADR
055622 10 4
    1,486
  25,441
sh
sole
none
x
Belden CDT
com
077454 10 6
      438
  18,890
sh
sole
none
x
BellSouth Corp.
com
079860 10 2
      327
  11,764
sh
sole
none
x
Berkshire Hathaway Class B
cl b
084670 20 7
      772
     263
sh
sole
none
x
Black & Decker Corp
com
091797 10 0
    6,575
  74,438
sh
sole
none
x
Boeing Co.
com
097023 10 5
    5,186
 100,180
sh
sole
none
x
Bristol Myers Squibb Co.
com
110122 10 8
    1,200
  46,843
sh
sole
none
x
CMS Energy Corp
com
125896 10 0
      139
  13,310
sh
sole
none
x
Colgate Palmolive
com
194162 10 3
    3,787
  74,028
sh
sole
none
x
Cooper Cos Inc.
cl a
216648 40 2
    6,012
  88,550
sh
sole
none
x
D.R. Horton Inc.
com
23331A 10 9
    4,960
 123,035
sh
sole
none
x
Dean Foods Company
com
242370 10 4
    3,052
  92,618
sh
sole
none
x
Delphi Automotive System
com
247126 10 5
      205
  22,772
sh
sole
none
x
DuPont
com
263534 10 9
    4,829
  98,442
sh
sole
none
x
Enerplus Resources Fund
Unit TR G New
29274D 60 4
    3,654
 100,637
sh
sole
none
x
Exxon Mobil Corp.
com
30231G 10 2
    7,167
 139,823
sh
sole
none
x
FedEx Corporation
com
31428X 10 6
    7,105
  72,144
sh
sole
none
x
First American Corporation
com
318522 30 7
    4,526
 128,787
sh
sole
none
x
Fortune Brands Inc.
adr
349631 10 1
    3,051
  39,537
sh
sole
none
x
General Electric Co.
com
369604 10 3
    7,566
 207,299
sh
sole
none
x
General Growth Properties, Inc
com
370021 10 7
    6,541
 180,879
sh
sole
none
x
General Mills Inc.
com
370334 10 4
      307
   6,182
sh
sole
none
x
Gillette Co.
com
375766 10 2
    1,320
  29,479
sh
sole
none
x
GlaxoSmithKline ADR
sponsored ADR
37733W 10 5
    3,233
  68,215
sh
sole
none
x
Goodrich Co.
com
382388 10 6
      444
  13,600
sh
sole
none
x
Green Mountain Power Corp.
com
393154 10 9
    2,109
  73,155
sh
sole
none
x
Heinz (H.J.)
com
423074 10 3
    4,276
 109,667
sh
sole
none
x
Hershey Foods
com
427866 10 8
      668
  12,028
sh
sole
none
x
Home Depot, Inc.
com
437076 10 2
    4,219
  98,721
sh
sole
none
x
Intel Corporation
com
458140 10 0
      409
  17,470
sh
sole
none
x
International Business Machine
com
459200 10 1
    5,726
  58,082
sh
sole
none
x
J P Morgan Chase & Co.
com
46625h 10 0
    3,239
  83,040
sh
sole
none
x
Johnson & Johnson, Inc.
com
478160 10 4
    5,951
  93,833
sh
sole
none
x
Keyspan Energy
com
49337w 10 0
    1,109
  28,121
sh
sole
none
x
Mc Donalds Corp.
com
580135 10 1
    2,423
  75,590
sh
sole
none
x
Medtronics
com
585055 10 6
    2,752
  55,397
sh
sole
none
x
Merck & Co.
com
589331 10 7
    2,413
  75,070
sh
sole
none
x
Microsoft
com
594918 10 4
    2,933
 109,775
sh
sole
none
x
NiSource Inc.
com
65473P 10 5
      759
  33,340
sh
sole
none
x
Pepsico
com
713448 10 8
    3,220
  61,694
sh
sole
none
x
Pfizer
com
717081 10 3
    2,785
 103,582
sh
sole
none
x
Pitney-Bowes
com
724479 10 0
      994
  21,472
sh
sole
none
x
Proctor & Gamble
com
742718 10 9
    1,616
  29,347
sh
sole
none
x
RPM Inc.
com
749685 10 3
    4,038
 205,382
sh
sole
none
x
Royal Dutch Petroleum
ny reg EUR.56
780257 80 4
      585
  10,200
sh
sole
none
x
South Jersey Industries
com
838518 10 8
    4,015
  76,380
sh
sole
none
x
Southern Company
com
842587 10 7
    2,129
  63,515
sh
sole
none
x
iShares Treasury Bonds
com
464287 45 7
      904
  11,106
sh
sole
none
x
Textron
com
883203 10 1
    1,414
  19,165
sh
sole
none
x
UGI Corp
com
902681 10 5
    2,272
  55,531
sh
sole
none
x
Unisys Corp
com
909214 10 8
      142
  13,900
sh
sole
none
x
United Mobile Homes Inc.
com
911024 10 7
    1,385
  88,005
sh
sole
none
x
Valley National Bancorp
com
919794 10 7
    2,624
  94,916
sh
sole
none
x
Verizon Communications
com
92343V 10 4
    4,710
 116,277
sh
sole
none
x
Viacom Inc. - Class B
cl b
925524 30 8
    5,702
 156,686
sh
sole
none
x
Vishay Intertechnology
com
928298 10 8
      179
  11,935
sh
sole
none
x
Washington Mutual Inc.
com
939322 10 3
    4,096
  96,888
sh
sole
none
x
Washington Real Estate Intvest
sh ben int
939653 10 1
    3,906
 115,325
sh
sole
none
x
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